Schedule of Investments

May 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–156.95%(a)
New York–153.62%
Albany Capital Resource Corp. (College of Siant Rose (The)); Series 2021, Ref. RB	4.00%	07/01/2051	$ 605	$337,610

Allegany County Capital Resource Corp. (Houghton College); Series 2022 A, Ref. RB	5.00%	12/01/2042	325	322,622

Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2048	980	932,546

Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,010	1,020,312

Series 2020 B, RB	4.00%	11/01/2055	350	267,104

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(b)	0.00%	07/15/2034	8,315	4,998,309

Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2031	250	229,316

Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	2,465	2,464,935

Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	500	481,777

Series 2017 A, RB	5.00%	08/01/2047	1,500	1,372,219

Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.50%	04/01/2043	1,260	1,260,358

Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	45	42,960

Series 2019, RB	4.00%	07/01/2049	1,300	1,212,791

Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022 A, RB	5.00%	07/01/2056	100	97,643

Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds); Series 2023, RB	5.25%	07/01/2062	1,000	1,010,834

Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(c)(d)	5.00%	01/01/2035	2,700	2,731,781

Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	2,840	2,836,720

Build NYC Resource Corp. (Whin Music Community Charter School); Series 2022, RB(c)	6.50%	07/01/2057	1,355	1,306,449

Dutchess County Local Development Corp. (Bard College); Series 2020 A, Ref. RB	5.00%	07/01/2051	1,000	989,829

Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	600	551,658

Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	2,375	2,015,693

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,225	2,940,213

Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	725	735,502

Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS - AGM)(e)	4.00%	02/15/2047	1,425	1,395,332

Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2040	3,000	2,991,056

Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	4.00%	11/01/2047	1,245	861,833

Long Island (City of), NY Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2036	1,345	1,412,039

Series 2017, RB	5.00%	09/01/2047	1,000	1,055,098

Series 2019 A, RB	4.00%	09/01/2038	1,000	999,315

Series 2021 A, Ref. RB	3.00%	09/01/2040	1,150	936,658

Metropolitan Transportation Authority;
Series 2013 E, RB(f)(g)	5.00%	11/15/2023	2,750	2,770,085

Series 2017 D, Ref. RB	4.00%	11/15/2042	2,950	2,776,126

Metropolitan Transportation Authority (Green Bonds);
Series 2017 A-1, RB	5.25%	11/15/2057	3,975	4,030,039

Series 2017 B-1, RB	5.25%	11/15/2057	2,065	2,160,134

Series 2017 C-2, Ref. RB(b)	0.00%	11/15/2040	8,250	3,487,818

Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	300	255,174

Monroe County Industrial Development Corp. (St. John Fisher College); Series 2014 A, RB	5.50%	06/01/2034	1,000	1,019,631

Monroe County Industrial Development Corp. (University of Rochester);
Series 2013 A, RB(f)(g)	5.00%	07/01/2023	1,000	1,001,232

Series 2020 A, RB	4.00%	07/01/2050	3,730	3,520,963

MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	11,095	11,094,561

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/14/2007-02/28/2018; Cost $1,428,382)(h)	5.00%	01/01/2058	1,219	548,738

Series 2021, Ref. RB (Acquired 09/07/2021; Cost $600,000)(c)(h)	9.00%	01/01/2041	600	498,000

Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	1,000	1,014,375

Nassau County Tobacco Settlement Corp.; Series 2006 A-3, RB	5.00%	06/01/2035	1,250	1,136,809

See accompanying notes which are an integral part of this schedule.

                             Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York & New Jersey (States of) Port Authority;
Series 2021, Ref. RB(d)	4.00%	07/15/2051	$360	$334,279

Series 2021, Ref. RB(d)	5.00%	07/15/2056	490	505,851

Two Hundred Thirty One Series 2022, Ref. RB(d)	5.50%	08/01/2042	7,770	8,663,048

Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	6,880	7,190,450

New York ( City of), NY Transitional Finance Authority; Series 2019 C, RB(i)	4.00%	11/01/2042	8,000	7,915,094

New York (City of), NY;
Series 2018 E-1, GO Bonds	5.25%	03/01/2035	1,000	1,097,661

Series 2020 D-1, GO Bonds	5.00%	03/01/2038	600	653,293

Series 2020 D-1, GO Bonds	4.00%	03/01/2050	1,000	962,277

Series 2021 A-1, GO Bonds	4.00%	08/01/2050	500	481,084

Subseries 2019 A-1, GO Bonds	5.00%	08/01/2045	2,120	2,253,925

Subseries 2019 D-1, GO Bonds	5.00%	12/01/2037	2,000	2,156,461

Subseries 2022 D-1, GO Bonds(i)	5.25%	05/01/2043	1,700	1,902,545

New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2020, Ref. RB	4.00%	03/01/2045	500	455,530

Series 2020, Ref. RB (INS - AGM)(e)	4.00%	03/01/2045	200	188,074

Series 2020, Ref. RB (INS - AGM)(e)	4.00%	03/01/2045	4,240	3,987,170

New York (City of), NY Municipal Water Finance Authority;
Series 2013 DD, RB(f)(g)	5.00%	06/15/2023	3,000	3,001,650

Series 2017 DD, RB	5.25%	06/15/2047	3,600	3,773,210

Series 2019 CC-1, RB	4.00%	06/15/2040	300	301,466

Series 2020 AA-2, RB	4.00%	06/15/2043	3,500	3,490,255

Series 2020, Ref. RB	5.00%	06/15/2050	500	534,723

Series 2021 CC-1, RB	4.00%	06/15/2051	6,000	5,839,712

Series 2022 CC-1, RB	4.00%	06/15/2052	3,000	2,911,587

New York (City of), NY Transitional Finance Authority;
Series 2018 S-3, RB	5.00%	07/15/2043	2,115	2,245,090

Series 2018 S-3, RB	5.25%	07/15/2045	690	740,154

Series 2019 B-1, RB	4.00%	11/01/2042	2,575	2,547,671

Series 2019 B-1, RB	4.00%	11/01/2045	1,300	1,275,711

Series 2020 C-1, RB	4.00%	05/01/2036	100	102,831

Series 2020 C-1, RB	4.00%	05/01/2040	100	99,701

Series 2020 C-1, RB	4.00%	05/01/2045	1,065	1,045,375

Series 2020 D, RB	4.00%	11/01/2040	560	558,293

Series 2020, RB	4.00%	05/01/2044	1,475	1,455,376

Series 2020, RB	4.00%	05/01/2045	885	868,692

Series 2020, RB	4.00%	05/01/2046	2,000	1,957,475

Series 2022 F-1, RB	5.00%	02/01/2044	1,000	1,087,438

Subseries 2021 S-1, Ref. RB	4.00%	07/15/2037	1,000	1,013,701

Subseries 2021 S-1, Ref. RB	4.00%	07/15/2040	1,000	995,754

New York (City of), NY Trust for Cultural Resources (Carnegie Hall);
Series 2019, Ref. RB	5.00%	12/01/2035	450	498,585

Series 2019, Ref. RB	5.00%	12/01/2037	275	300,683

Series 2019, Ref. RB	5.00%	12/01/2038	250	272,698

Series 2019, Ref. RB	5.00%	12/01/2039	375	407,525

New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(e)	5.00%	10/01/2024	35	35,058

Series 2011, RB	5.00%	10/01/2025	20	20,019

Series 2013 A, RB	5.00%	05/01/2028	680	680,215

Series 2014 C, RB	5.00%	03/15/2041	6,000	6,056,846

Series 2015 A, Ref. RB(i)	5.00%	07/01/2048	10,000	10,135,424

Series 2018, RB(f)(g)	5.00%	07/01/2028	645	712,186

Series 2018, RB	5.00%	07/01/2048	855	899,520

Series 2019 A, RB	5.00%	10/01/2034	1,980	2,126,115

Series 2022, RB(i)	4.00%	03/15/2049	6,500	6,296,458

New York (State of) Dormitory Authority (Catholic Health System Obligated Group); Series 2019 A, Ref. RB	4.00%	07/01/2045	1,750	1,235,980

See accompanying notes which are an integral part of this schedule.

                             Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(e)	5.50%	05/15/2027	$700	$762,118

Series 2005 A, RB (INS - AMBAC)(e)	5.50%	05/15/2030	1,750	2,025,915

Series 2005 A, RB (INS - AMBAC)(e)	5.50%	05/15/2031	445	522,587

New York (State of) Dormitory Authority (Columbia University); Series 2018 A, RB	5.00%	10/01/2048	1,000	1,177,620

New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(e)	5.25%	07/01/2028	2,065	2,133,001

New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2044	1,000	1,010,491

Series 2021 A, Ref. RB	3.00%	07/01/2038	610	494,778

New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	2,835	2,866,207

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 1998, RB (INS - NATL)(e)	5.50%	07/01/2023	1,325	1,327,211

New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2018 A, Ref. RB	5.00%	08/01/2030	2,000	1,996,149

New York (State of) Dormitory Authority (New School (The)); Series 2022 A, Ref. RB	4.00%	07/01/2052	575	502,866

New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS - BHAC)(e)	5.50%	07/01/2031	1,115	1,258,483

Series 2001 1, RB (INS - AMBAC)(e)	5.50%	07/01/2031	2,500	2,820,307

Series 2021 A, Ref. RB	3.00%	07/01/2041	1,000	830,079

New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(c)	5.00%	12/01/2045	1,075	1,007,634

Series 2017, Ref. RB(c)	5.00%	12/01/2036	900	888,443

Series 2017, Ref. RB(c)	5.00%	12/01/2037	1,500	1,465,757

New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB	5.00%	05/01/2025	1,120	1,120,561

Series 2013 A, RB	5.00%	05/01/2029	1,270	1,270,436

New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	4.00%	07/01/2044	1,985	1,868,798

New York (State of) Dormitory Authority (Wagner College); Series 2022, Ref. RB	5.00%	07/01/2057	2,280	2,236,425

New York (State of) Dormitory Authority (Yeshiva University); Series 2022 A, Ref. RB	5.00%	07/15/2050	1,000	993,152

New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2060	3,300	3,128,938

New York (State of) Power Authority (Green Transmission); Series 2022, RB (INS - AGM)(e)	4.00%	11/15/2061	5,000	4,660,188

New York (State of) Thruway Authority;
Series 2014 J, RB	5.00%	01/01/2034	4,085	4,116,928

Series 2019 B, RB (INS - AGM)(e)	4.00%	01/01/2040	2,340	2,323,738

Series 2019 B, RB	4.00%	01/01/2050	2,000	1,896,524

Series 2020 N, RB	5.00%	01/01/2040	2,000	2,153,681

New York (State of) Utility Debt Securitization Authority (Green Bonds);
Series 2022, Ref. RB	5.00%	12/15/2049	550	610,756

Series 2022, Ref. RB	5.00%	09/15/2052	250	276,843

New York City Health and Hospitals Corp.; Series 2021 A, Ref. RB	4.00%	02/15/2045	250	237,158

New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2016 B, RB(b)	0.00%	11/15/2044	1,730	584,204

Series 2016, RB(b)	0.00%	11/15/2056	5,000	858,019

New York Counties Tobacco Trust IV; Series 2010 A, RB(c)	6.25%	06/01/2041	870	869,986

New York Counties Tobacco Trust V;
Series 2005 S-1, RB(b)	0.00%	06/01/2038	8,430	3,399,478

Series 2005 S-2, RB(b)	0.00%	06/01/2050	14,850	2,056,666

New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	4,895	4,806,424

Series 2014, Class 3, Ref. RB(c)	7.25%	11/15/2044	1,085	1,098,897

New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2019, Ref. RB	2.80%	09/15/2069	2,785	2,528,325

New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	2,845	3,211,940

New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	925	715,102

Series 2021 A, Ref. RB	2.88%	11/15/2046	1,175	866,899

New York State Environmental Facilities Corp.; Series 2019 B, Ref. RB	4.00%	06/15/2049	2,405	2,325,672

New York State Urban Development Corp.;
Series 2019 A, RB	5.00%	03/15/2042	1,345	1,428,880

Series 2019 A, Ref. RB	4.00%	03/15/2042	4,950	4,911,333

See accompanying notes which are an integral part of this schedule.

                             Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York State Urban Development Corp. (Bidding Group 3);
Series 2021, Ref. RB	4.00%	03/15/2046	$1,320	$1,293,910

Series 2021, Ref. RB(i)	4.00%	03/15/2046	9,000	8,822,111

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(d)	5.00%	08/01/2026	1,930	1,932,382

Series 2016, Ref. RB(d)	5.00%	08/01/2031	800	801,086

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment); Series 2018, RB(d)	5.00%	01/01/2036	5,455	5,560,987

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(d)(i)(j)	5.00%	07/01/2046	7,000	6,817,918

New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(d)	5.00%	12/01/2031	200	214,248

Series 2020, Ref. RB	5.00%	12/01/2036	640	689,565

Series 2022, RB(d)	5.00%	12/01/2041	2,000	2,062,772

Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	450	339,682

Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(c)(d)	4.75%	11/01/2042	1,820	1,581,790

Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB(d)	5.00%	04/01/2028	1,000	1,005,683

Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	725	727,233

North Syracuse Central School District; Series 2007, Ref. GO Bonds (INS - NATL)(e)	5.00%	06/15/2023	940	940,493

Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGM)(e)	4.00%	12/01/2049	2,000	1,771,292

Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	5.00%	12/01/2045	1,410	1,524,440

Series 2019, Ref. RB	4.00%	12/01/2049	4,260	4,104,457

Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	1,375	1,397,744

Series 2005 A, RB(b)(c)	0.00%	08/15/2045	8,185	2,263,021

Series 2005 C, RB(b)(c)	0.00%	08/15/2060	96,000	5,932,973

Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	1,085	1,102,034

Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(k)	5.00%	07/01/2027	1,000	450,000

Series 2013 A, RB(k)	5.00%	07/01/2032	750	337,500

Series 2013 A, RB(k)	5.00%	07/01/2038	2,000	900,000

Triborough Bridge & Tunnel Authority;
Series 2013 A, Ref. RB(b)	0.00%	11/15/2032	2,000	1,394,907

Series 2021 A-1, Ref. RB	4.00%	05/15/2046	815	782,482

Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	1,000	937,538

Triborough Bridge & Tunnel Authority (Green Bonds); Series 2022 D-2, RB	5.25%	05/15/2047	5,545	6,146,631

Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds); Subseries 2022 D-2, RB	5.50%	05/15/2052	350	394,916

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	1,000	1,060,647

Series 2021 A, RB	5.00%	11/15/2056	1,120	1,184,771

Series 2021 C-1A, RB	5.00%	05/15/2051	2,255	2,419,979

Series 2022, RB(i)	5.25%	05/15/2062	8,000	8,801,146

Triborough Bridge & Tunnel Authority( MTA Brdiges & Tunnels); Series 2023 A, RB(i)	4.25%	05/15/2058	10,000	9,840,731

TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	2,070	1,943,884

Series 2017 A, Ref. RB	5.00%	06/01/2036	2,885	2,965,858

Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(c)(d)	7.00%	06/01/2046	1,030	908,346

Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	150	123,220

Series 2020 A, Ref. RB	5.13%	07/01/2055	520	395,474

Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	420	353,659

Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	2,705	2,737,608

Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	4.13%	12/01/2041	275	205,779

				354,210,610

See accompanying notes which are an integral part of this schedule.

                             Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–1.96%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$720	$720,030

Series 2002, RB	5.63%	05/15/2043	145	145,823

Series 2005 A, RB(b)	0.00%	05/15/2050	2,000	356,701

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2030	500	495,545

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(b)	0.00%	07/01/2029	565	433,110

Series 2018 A-1, RB(b)	0.00%	07/01/2031	650	450,918

Series 2018 A-1, RB	5.00%	07/01/2058	2,000	1,915,895

				4,518,022

Guam–1.07%
Guam (Territory of) International Airport Authority;
Series 2013 C, RB(d)(f)(g)	6.00%	10/01/2023	680	684,720

Series 2013 C, RB(d)(f)(g)	6.25%	10/01/2023	595	599,612

Series 2013 C, RB(d)(f)	6.00%	10/01/2034	270	271,874

Series 2013 C, RB(d)(f)	6.25%	10/01/2034	905	912,015

				2,468,221

Virgin Islands–0.30%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	785	697,120

TOTAL INVESTMENTS IN SECURITIES(l)–156.95% (Cost $374,204,332)				361,893,973

FLOATING RATE NOTE OBLIGATIONS–(18.20)%
Notes with interest and fee rates ranging from 3.96% to 3.98% at 05/31/2023 and contractual maturities of collateral ranging from 05/01/2043 to 05/15/2062(m)				(41,975,000)

VARIABLE RATE TERM PREFERRED SHARES–(39.19)%				(90,374,898)

OTHER ASSETS LESS LIABILITIES–0.44%				1,038,188

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$230,582,263

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Zero coupon bond issued at a discount.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $25,565,280, which represented 11.09% of the Trust’s Net Assets.

(d)	Security subject to the alternative minimum tax.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Restricted security. The aggregate value of these securities at May 31, 2023 was $1,046,738, which represented less than 1% of the Trust’s Net Assets.
(i)	Underlying security related to TOB Trusts entered into by the Trust.
(j)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $4,670,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $1,687,500, which represented less than 1% of the Trust’s Net Assets.

(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(m)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2023. At May 31, 2023, the Trust’s investments with a value of $60,531,427 are held by TOB Trusts and serve as collateral for the $41,975,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

                             Invesco Trust for Investment Grade New York Municipals

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of May 31, 2023, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                             Invesco Trust for Investment Grade New York Municipals